Income tax expense (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Income Tax Expense

	2019	2018	2017
Current income tax expense	(570,509)	(654,953)	(437,967)
Deferred income tax (expense)/credit	(215,121)	159,472	(133,791)

Total income tax expense	(785,630)	(495,481)	(571,758)

Summary of Income Tax Relating to Each Component of Other Comprehensive Income
Income tax expense is attributable to profit from continuing operations.

Income tax relating to each component of other comprehensive income
	Before tax	Tax (expense)/ credit	Net of tax
2019
Foreign currency translation differences	536,796	(99,234)	437,562
Change in cash flow hedge reserve	(217,877)	47,933	(169,944)
Change in cost of hedging reserve	75,605	(16,634)	58,971
Fair value reserve	4,451	(979)	3,472
Hedges of net investments in foreign operations	(55,389)	12,186	(43,203)
Remeasurements of employee termination benefits	(36,385)	8,005	(28,380)

	307,201	(48,723)	258,478

2018
Foreign currency translation differences	850,188	(226,667)	623,521
Change in cash flow hedge reserve	19,156	(4,214)	14,942
Change in cost of hedging reserve	(347,602)	76,472	(271,130)
Remeasurements of employee termination benefits	12,699	(2,794)	9,905

	534,441	(157,203)	377,238

2017
Foreign currency translation differences	100,149	(107,299)	(7,150)
Remeasurements of employee termination benefits	(3,738)	748	(2,990)

	96,411	(106,551)	(10,140)

Summary of Reconciliation of Effective Income Tax Expense
Reconciliation of income tax expense

	2019	2018	2017
Profit from continuing operations before income tax expense	3,289,884	2,672,816	2,609,517
(Loss) from discontinued operations before income tax expense	772,436	—	—

Profit before income tax expense	4,062,320	2,672,816	2,609,517

Tax at the Turkey’s tax rate	(893,710)	(588,020)	(521,903)
Difference in overseas tax rates	(12,580)	7,617	4,133
Effect of exemptions (*)	123,878	198,160	73,916
Effect of amounts which are not deductible and permanent differences	(134,538)	(91,778)	(102,102)
Tax exemption from subsidiary sale (**)	169,936	24,268	—
Change in unrecognized deferred tax assets (***)	(46,865)	(50,551)	(41,340)
Adjustments for current tax of prior years	3,880	2,510	11,280
Tax effect of investment in associate and joint venture	2,592	—	—
Other	1,777	2,313	4,258

Total income tax expense	(785,630)	(495,481)	(571,758)

(*)	Mainly comprises of research and development tax credit exemption effect. For the year ended 31 December 2018, includes the exemption effect of Fintur amounted to TL 76,164.
(**)	For the years ended 31 December 2019 and 2018, includes the Group’s transfer of its total shareholding in Fintur and Azerinteltek, respectively (Note 39).
(***)	Mainly comprises of tax losses for which no deferred tax asset has been recognized.